Information About Geographical Areas and Products (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Revenue and Non-current Assets by Geography

Details of information of geographical areas and products for the years ended December 31, 2022, 2023 and 2024 are as follows:

(a)
Revenue by geography (Customer based)

(In millions of won)
Geography	2022 (*)		2023	2024
Domestic	₩	678,246	633,529	1,007,200
Foreign
China		17,434,407	14,704,357	18,150,480
Asia (excluding China)		2,796,648	2,397,980	3,228,369
North America		3,078,924	2,079,628	2,282,754
Europe		2,376,512	1,515,325	1,946,544
Subtotal	₩	25,686,491	20,697,290	25,608,147
Total	₩	26,364,737	21,330,819	26,615,347

(*) Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.

Revenue from Customer A and Customer B amount to ~~W~~14,281,844 million and ~~W~~3,767,278 million, respectively, for the year ended December 31, 2024 (the year ended December 31, 2022: ~~W~~11,731,702 million and ~~W~~4,699,282 million, 2023: ~~W~~11,119,769 million and ~~W~~3,371,229 million, respectively). The aggregated revenues from the Group’s top ten customers accounted for 89% of revenue for the year ended December 31, 2024 (the year ended December 31, 2022: 86%, 2023: 87%).

17.
Information about geographical areas and products, Continued
(b)
Non-current assets by geography

(In millions of won)
	December 31, 2023				December 31, 2024
Geography	Property, plant and equipment		Intangible assets	Investment Property	Property, plant and equipment	Intangible assets	Investment Property
Domestic	₩	13,583,136	1,683,116	32,995	11,913,201	1,485,876	27,911
Foreign
China		3,358,395	32,009	—	2,099,653	16,792	—
Vietnam		3,244,729	31,472	—	3,181,152	41,574	—
Others		14,072	27,358	—	8,867	14,165	—
Subtotal	₩	6,617,196	90,839	—	5,289,672	72,531	—
Total	₩	20,200,332	1,773,955	32,995	17,202,873	1,558,407	27,911

Revenue by Type of Product and Services
(c)
Revenue by type of products and services

(In millions of won)
	2022 (*1)		2023	2024
TV	₩	6,975,269	4,331,474	5,972,637
IT		11,197,954	7,853,034	9,419,615
Mobile and others(*2)		6,371,472	7,146,998	8,942,349
AUTO		1,820,042	1,999,313	2,280,746
Total(*2)	₩	26,364,737	21,330,819	26,615,347

(*1) Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.

(*2) This includes royalties and other revenue.